Annual Total Returns (Vanguard Institutional Index Fund - Institutional Shares Institutional) (Vanguard Institutional Index Fund, Vanguard Institutional Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Institutional Index Fund | Vanguard Institutional Index Fund - Institutional Shares
Annual Total Return
2013	32.35%
2012	15.98%
2011	2.09%
2010	15.05%
2009	26.63%
2008	(36.95%)
2007	5.47%
2006	15.78%
2005	4.91%
2004	10.86%